Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of Earnings Per Share
Earnings per share are computed as follows:

	2021	2020
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$1,514	$757

Weighted average number of Common Shares outstanding during the year	300.6	299.7

Basic earnings per Common Share	$5.04	$2.52

Diluted earnings per Common Share [a]:
Net income attributable to Magna International Inc.	$1,514	$757

Weighted average number of Common Shares outstanding during the year	300.6	299.7
Stock options and restricted stock	2.2	0.7

	302.8	300.4

Diluted earnings per Common Share	$5.00	$2.52

[a]
Diluted earnings per Common Share exclude 0.4 million [2020 – 4.7 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not
“in-the-money”.
The dilutive effect of participating securities using the
two-class
method was excluded from the calculation of earnings per share because the effect would be immaterial.